QES Credit Long/Short Strategy Fund
FUND SUMMARY: QES Credit Long/Short Strategy Fund
Investment Objective:
The Fund seeks investment results, before fees and expenses, that track the performance of the QES Credit Long/Short Strategy Index.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares in this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	QES Credit Long/Short Strategy Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		QES Credit Long/Short Strategy Fund Class A Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.30%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		1.70%
[1]	Other Expenses are estimated for the current fiscal year. Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
QES Credit Long/Short Strategy Fund Class A Shares	738	1,080

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's adviser seeks to track the performance of the QES Credit Long/Short Strategy Index (the "Index"), before Fund fees and expenses, by investing in a combination of fixed income securities and financial derivatives that it believes will provide returns similar to the Index. The Index is derived from rules-based proprietary models that produce an Index that may be long, neutral or short instruments that, together, are intended to generally track the returns of the aggregate U.S. convertible bond universe. Thus, under market conditions that the models deem unfavorable for the performance of that universe, the Fund’s returns may be negatively or only slightly, less than 25%, correlated to those of the convertible bond universe. Convertible bonds are fixed income securities that typically pay interest and are convertible into shares of common stock of the issuer. The Fund is designed to be a non-traditional bond fund. The Fund considers a fund to be a non-traditional bond fund if it does not expect to generate substantially all of its returns from interest income.

The Fund seeks exposure to the fixed income securities markets through investment grade and high yield fixed-income securities, commonly known as "junk bonds", as well as through exchange-traded funds ("ETFs") that invest primarily in the preceding types of securities. The Fund also invests in high-quality short-term to medium-term fixed-income securities. The Fund invests without restriction as to fixed income security maturity or credit quality. Financial derivatives in which the Fund may invest, long or short, include stock index or fixed income futures contracts, total return swap agreements and options on securities and on stock indices (collectively "Derivatives"). The Fund focuses on fixed income and stock index futures contracts and employs swaps and options to a lesser extent. The Fund uses Derivatives as substitutes or hedges for portions of the aggregate U.S. convertible bond universe. The adviser believes that Derivatives offer more investment capacity and provide a more-liquid alternative to buying convertible bonds directly. The adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. To the extent the Fund is required to post collateral for Derivatives positions, the Fund may invest in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents.

The adviser buys and sells securities and Derivatives to re-balance the Fund's portfolio when the Index is re-balanced. The adviser also buys and sells securities and Derivatives when it identifies an instrument that it believes has better Index-tracking or hedging characteristics. The adviser may engage in frequent trading to achieve the Fund's investment objective, which may result in turnover in excess of 100%. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund's convertible bond index-related strategy.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

• Derivatives Risk: Futures, swaps and options are subject to inherent leverage that magnifies Fund losses. Futures and options are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Swaps are imperfect substitutes for the instruments they are intended to replace because swap fees reduce returns. Options may expire worthless. Also, over-the-counter derivatives are subject to counterparty default risk.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity markets. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on its investment strategy.

• Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Issuers may also default.

• Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

• Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The adviser's assessment of the Index-tracking characteristics of a particular instrument may also prove to be inaccurate and may not produce Index-tracking results.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Short Position Risk: The Fund's short Derivative positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund's short positions is unlimited.

• Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Tracking Risk: The Fund's return may not match the return of the Index because the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities and Derivatives. The adviser's judgments about the return tracking characteristics of securities and Derivatives may prove incorrect and may not produce the desired Index-tracking results.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

Is the Fund Right for You?

The Fund is intended for investors who want returns of a non-traditional bond fund that seeks to reflect the performance of the aggregate U.S. convertible bond universe from a long, neutral or short perspective and can tolerate lower upside potential when compared to a long-only convertible bond fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily per-share net asset value will be available at no cost by calling toll-free 1-844-798-3877.